Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates Abstract [Abstract]
Disclosure Of Significant Investments In Associates Explanatory

13. Investments in Associates and Joint Ventures

Investments in associates and joint ventures as of December 31, 2016 and 2017, are as follows:

	2016
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
Associates
JSC Bank CenterCredit
Ordinary share[10]	29.56	￦	954,104	￦	(32,191)	￦	—	Banking	Kazakhstan
Preference share[10]	93.15
KB GwS Private Securities Investment Trust	26.74		113,880		133,150		129,678	Investment finance	Korea
KB-Glenwood Private Equity Fund[2,11]	0.03		10		10		10	Investment finance	Korea
KB Star office Private real estate Investment Trust No.1	21.05		20,000		20,220		19,807	Investment finance	Korea
Doosung Metal Co., Ltd.[7]	26.52		—		(51)		—	Manufacture of metal products	Korea
RAND Bio Science Co., Ltd.	24.24		2,000		2,000		2,000	Research and experimental development on medical sciences and pharmacy	Korea
Balhae Infrastructure Company[2]	12.61		130,189		133,200		133,200	Investment finance	Korea
IMM Investment 5th PRIVATE EQUITY FUND[8]	98.88		10,000		9,999		9,999	Private equity fund	Korea
Aju Good Technology Venture Fund	38.46		1,998		1,949		1,998	Investment finance	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		26,311		5,693	Installment loan	Korea
Wise Asset Management Co., Ltd.[9]	33.00		—		—		—	Asset management	Korea
isMedia Co., Ltd.	22.87		3,978		3,978		3,978	Semiconductor instrument manufacture	Korea
Incheon Bridge Co., Ltd.[2]	14.99		24,677		728		728	Operation of highways and related facilities	Korea
Jungdong Steel Co., Ltd.[7]	42.88		—		(423)		—	Wholesale of primary metal	Korea
KB Insurance Co., Ltd. [1]	39.81		1,052,759		1,393,320		1,392,194	Non-life insurance	Korea
Kendae Co., Ltd.[7]	41.01		—		(351)		—	Screen printing	Korea
Dpaps Co., Ltd.[7]	38.62		—		151		—	Wholesale of paper products	Korea
Shinla Construction Co., Ltd.[7]	20.24		—		(545)		—	Specialty construction	Korea
Shinhwa Underwear Co., Ltd.[7]	26.24		—		(138)		103	Manufacture of underwears and sleepwears		Korea
MJT&I Co., Ltd.[7]	22.89		—		(542)		232	Wholesale of other goods		Korea
Inno Lending Co., Ltd.[2]	19.90		398		378		378	Credit rating model development		Korea
Ejade Co., Ltd.[7]	25.81		—		(523)		—	Wholesale of underwears		Korea
Jaeyang Industry Co., Ltd.[7]	20.86		—		(522)		—	Manufacture of luggage and other protective cases		Korea
Terra Co., Ltd.[7]	24.06		—		44		28	Manufacture of hand-operated kitchen appliances and metal ware		Korea
KBIC Private Equity Fund No. 3[2]	2.00		2,050		2,396		2,396	Investment finance		Korea
KB No.8 Special Purpose Acquisition Company[2,3]	0.10		10		19		19	SPAC		Korea
KB No.9 Special Purpose Acquisition Company[2,4]	0.11		24		31		31	SPAC		Korea
KB No.10 Special Purpose Acquisition Company[2,5]	0.19		10		20		20	SPAC		Korea
KB No.11 Special Purpose Acquisition Company[2]	4.76		10		13		13	SPAC		Korea
KB Private Equity Fund III[2]	15.68		8,000		8,000		8,000	Investment finance		Korea
Korea Credit Bureau Co., Ltd.[2]	9.00		4,500		4,853		4,853	Credit information		Korea
KoFC KBIC Frontier Champ 2010-5(PEF)	50.00		23,985		25,105		24,719	Investment finance		Korea
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2	25.00		22,701		24,789		24,789	Investment finance		Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund[2]	5.64		1,842		1,850		1,850	Investment finance		Korea
Hyundai-Tongyang Agrifood Private Equity Fund	25.47		4,645		3,957		3,957	Investment finance		Korea

Total		￦	2,391,570	￦	1,761,185	￦	1,770,673

	2017
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st2	15.19	￦	1,671	￦	1,601	￦	1,601	Investment finance		Korea
KB GwS Private Securities Investment Trust	26.74		113,880		134,891		131,420	Investment finance		Korea
KB-KDBC New Technology Business Fund[12]	66.66		5,000		4,972		4,972	Investment finance		Korea
KB Star office Private real estate Investment Trust No.1	21.05		20,000		20,122		19,709	Investment finance		Korea
Sun Surgery Center Inc.	28.00		2,682		2,682		2,682	Hospital		United States of America
Dae-A Leisure Co., Ltd.[7]	49.36		—		1,017		—	Earth works		Korea
Doosung Metal Co., Ltd.[7]	26.52		—		(20)		—	Manufacture of metal products		Korea
RAND Bio Science Co., Ltd.	24.24		2,000		2,000		2,000	Research and experimental development on medical sciences and pharmacy		Korea
Balhae Infrastructure Company[2]	12.61		101,794		105,190		105,190	Investment finance		Korea
Bungaejangter Inc.	22.69		3,484		3,484		3,484	Portals and other internet information media service activities
Aju Good Technology Venture Fund	38.46		8,230		7,856		8,230	Investment finance	Korea
Acts Co., Ltd.	27.78		500		500		500	Manufacture of optical lens and elements	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		14,099		8,070	Installment loan	Korea
Wise Asset Management Co., Ltd.[9]	33.00		—		—		—	Asset management	Korea
Incheon Bridge Co., Ltd.[2]	14.99		9,158		(16,202)		—	Operation of highways and related facilities	Korea
Jungdong Steel Co., Ltd.[7]	42.88		—		(436)		—	Wholesale of primary metal	Korea
Kendae Co., Ltd.[7]	41.01		—		(223)		127	Screen printing	Korea
Daesang Techlon Co., Ltd.[7]	47.73		—		97		—	Manufacture of plastic wires, bars, pipes, tubes and hoses	Korea
Dongjo Co., Ltd.[7]	29.29		—		691		—	Wholesale of agricultural and forestry machinery and equipment	Korea
Dpaps Co., Ltd.[7]	38.62		—		155		—	Wholesale of paper products	Korea
Big Dipper Co., Ltd.	29.33		440		325		440	Big data consulting
Builton Co., Ltd.	22.22		800		800		800	Software development and supply	Korea
Shinla Construction Co., Ltd.[7]	20.24		—		(553)		—	Specialty construction	Korea
Shinhwa Underwear Co., Ltd.[7]	26.24		—		(103)		138	Manufacture of underwears and sleepwears	Korea
A-PRO Co., Ltd.[2]	12.61		1,500		1,500		1,500	Manufacture of electric power storage system
MJT&I Co., Ltd.[7]	22.89		—		(601)		127	Wholesale of other goods	Korea
Inno Lending Co., Ltd.[2]	19.90		398		230		230	Credit rating model development	Korea
Jaeyang Industry Co., Ltd.[7]	20.86		—		(522)		—	Manufacture of luggage and other protective cases	Korea
Jungdo Co., Ltd.[7]	25.53		—		1,664		—	Office, commercial and institutional building construction	Korea
Jinseung Tech Co., Ltd.[7]	30.04		—		(173)		—	Manufacture of other general-purpose machinery n.e.c.	Korea
Terra Co., Ltd.[7]	24.06		—		36		20	Manufacture of hand-operated kitchen appliances and metal ware	Korea
Paycoms Co., Ltd.	24.06		800		800		800	System software publishing	Korea
Food Factory Co., Ltd.	30.00		1,000		1,000		1,000	Farm product distribution industry	Korea
Korea NM Tech Co., Ltd.[7]	22.41		—		580		—	Manufacture of motor vehicles, trailers and semitrailers	Korea
KB IGen Private Equity Fund No.1[2,11]	0.03		3		3		3	Investment finance	Korea
KB No.8 Special Purpose Acquisition Company2 3	0.10		10		20		20	SPAC	Korea
KB No.9 Special Purpose Acquisition Company[2,4]	0.11		24		31		31	SPAC	Korea
KB No.10 Special Purpose Acquisition Company[2,5]	0.19		10		20		20	SPAC	Korea
KB No.11 Special Purpose Acquisition Company[2,6]	0.31		10		19		19	SPAC	Korea
KB Private Equity Fund III[2]	15.68		8,000		7,899		7,899	Investment finance		Korea
Korea Credit Bureau Co., Ltd.[2]	9.00		4,500		5,056		5,056	Credit information		Korea
KoFC KBIC Frontier Champ 2010-5(PEF)	50.00		6,485		7,506		7,120	Investment finance		Korea
KoFC POSCO HANHWA KB shared growth Private Equity Fund No.2	25.00		12,970		17,213		17,213	Investment finance		Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund[2]	5.64		1,842		1,761		1,761	Investment finance		Korea
POSCO-KB Shipbuilding Fund	31.25		2,500		2,345		2,345	Investment finance		Korea
Hyundai-Tongyang Agrifood Private Equity Fund	25.47		82		543		543	Investment finance		Korea

Total		￦	319,573	￦	329,875	￦	335,070

[1]	The market value of KB Insurance Co., Ltd., reflecting the quoted market price, as of December 31, 2016, amounts to ￦522,288 million.
[2]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
[3]	The market value of KB No.8 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2016, and 2017 amounts to ￦20 million and ￦20 million.
[4]	The market value of KB No.9 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2016 and 2017, amounts to ￦31 million and ￦31 million, respectively.
[5]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2016 and 2017, amounts to ￦20 million and ￦20 million, respectively.
[6]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017, amounts to ￦20 million.
[7]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
[8]	Although the Group holds a majority of the investee’s voting rights, other limited partners have a right to replace general partners. Therefore, the Group has been classified the entity as investment in associates.
[9]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
[10]	Market values of ordinary shares of JSC Bank CenterCredit, reflecting the published market price, as of December 31, 2016, are ￦29,358 million. The Group determined that ordinary shares and convertible preference shares issued by JSC Bank CenterCredit are the same in economic substance except for the voting rights, and therefore, the equity method accounting is applied on the basis of single ownership ratio of 41.93%, which is calculated based on ordinary and convertible preference shares held by the Group against the total outstanding ordinary and convertible preference shares issued by JSC Bank CenterCredit. On April 18, 2017, the Group transferred the entire shares of JSC Bank CenterCredit held by the Group.
[11]	KB-Glenwood Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.
[12]	In order to take control over the related operations, the agreement from two operative members are required. As such, the group cannot control the investee alone, and the equity method is applied.

Summarized financial information on major associates, adjustments to carrying amount of investment in associates and joint ventures and dividends received from the associates and joint ventures are as follows:

	2016[1]
	Total assets		Total liabilities		Share capital		Equity		Share of net asset amount		Unrealized gains (losses)		Consolidated carrying amount
	(In millions of Korean won)
Associates
KB Insurance Co., Ltd.
(initial acquisition 22.59%)	￦	30,949,859	￦	27,357,084	￦	33,250	￦	3,592,775	￦	810,704	￦	(1,126)	￦	1,392,194
(additional acquisition 10.70%)		31,071,846		27,386,605		33,250		3,685,241		393,678
(additional acquisition 6.52%)[3]		30,038,426		27,136,518		33,250		2,901,908		188,938
Balhae Infrastructure Fund		1,059,008		2,288		1,061,216		1,056,720		133,200		—		133,200
Korea Credit Bureau Co., Ltd.		71,245		17,322		10,000		53,923		4,853		—		4,853
JSC Bank CenterCredit		4,510,673		4,578,854		546,794		(68,181)		(32,191)		32,191		—
KoFC KBIC Frontier Champ 2010-5(PEF)		50,213		2		47,970		50,211		25,105		(386)		24,719
KB GwS Private Securities Investment Trust		498,606		741		425,814		497,865		133,150		(3,472)		129,678
Incheon Bridge Co., Ltd.		660,858		656,000		164,621		4,858		728		—		728
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		100,252		1,094		90,800		99,158		24,789		—		24,789
Aju Good Technology Venture Fund		5,249		181		5,200		5,068		1,949		49		1,998
KB Star office Private real estate Investment Trust No.1		216,988		120,943		95,000		96,045		20,220		(413)		19,807
KBIC Private Equity Fund No. 3		119,885		76		102,500		119,809		2,396		—		2,396
RAND Bio Science Co., Ltd.		2,720		5		83		2,715		2,000		—		2,000
isMedia Co., Ltd.[2]		41,192		20,925		2,520		20,267		3,978		—		3,978
KB No.8 Special Purpose Acquisition Company		22,743		2,265		1,031		20,478		19		—		19
KB No.9 Special Purpose Acquisition Company		29,677		2,503		1,382		27,174		31		—		31
KB No.10 Special Purpose Acquisition Company		11,795		1,628		521		10,167		20		—		20
KB No.11 Special Purpose Acquisition Company		991		714		21		277		13		—		13
KB-Glenwood Private Equity Fund		30,558		3,204		31,100		27,354		10		—		10
IMM Investment 5th PRIVATE EQUITY FUND		10,114		1		10,114		10,113		9,999		—		9,999
Hyundai-Tongyang Agrifood Private Equity Fund		15,910		375		15,360		15,535		3,957		—		3,957
Keystone-Hyundai Securities No. 1 Private Equity Fund		112,865		73,429		34,114		39,436		1,850		—		1,850
KB Private Equity Fund III[2]		51,000		—		51,000		51,000		8,000		—		8,000
Inno Lending Co., Ltd.		1,903		1		2,000		1,902		378		—		378
SY Auto Capital Co., Ltd.		65,292		38,981		20,000		26,311		26,311		(20,618)		5,693

	2016[1]
	Operating income		Profit (loss)		Other comprehensive income		Total comprehensive income		Dividends
	(In millions of Korean won)
Associates
KB Insurance Co., Ltd.
(initial acquisition 22.59%)	￦	11,229,942	￦	253,362	￦	(19,150)	￦	234,212	￦	7,989
(additional acquisition 10.70%)		11,247,685		274,678		(39,203)		235,475
Balhae Infrastructure Fund		55,541		46,428		—		46,428		5,654
Korea Credit Bureau Co., Ltd.		59,868		3,517		—		3,517		135
JSC Bank CenterCredit		157,996		(13,912)		(15,374)		(29,286)		1
KoFC KBIC Frontier Champ 2010-5(PEF)		3,045		2,001		2,390		4,391		—
KB GwS Private Securities Investment Trust		36,502		35,513		—		35,513		7,355
Incheon Bridge Co., Ltd.		98,341		17,449		—		17,449		—
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		22,411		15,002		872		15,874		—
KB Star office Private real estate Investment Trust No.1		16,314		7,460		—		7,460		1,679
KBIC Private Equity Fund No. 3		2,641		2,361		—		2,361		—
RAND Bio Science Co., Ltd.		—		(112)		—		(112)		—
KB No.8 Special Purpose Acquisition Company		—		317		276		593		—
KB No.9 Special Purpose Acquisition Company		—		129		25,392		25,521		—
KB No.10 Special Purpose Acquisition Company		—		(22)		—		(22)		—
KB No.11 Special Purpose Acquisition Company		—		(12)		—		(12)		—
KB-Glenwood Private Equity Fund		—		(542)		—		(542)		—
IMM Investment 5th PRIVATE EQUITY FUND		—		(1)		—		(1)		—
Hyundai-Tongyang Agrifood Private Equity Fund		519		(5,258)		—		(5,258)		—
Keystone-Hyundai Securities No. 1 Private Equity Fund		197		(626)		—		(626)		—
Inno Lending Co., Ltd.		—		(98)		—		(98)		—
SY Auto Capital Co., Ltd.		20,340		6,962		—		6,962		—
Aju Good Technology Venture Fund		50		(128)		—		(128)		—

[1]	The amounts included in the financial statements of the associates are adjusted to reflect adjustments made by the entity; such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[2]	Details of profit or loss are not disclosed as the entity is classified as an associate during the fourth quarter.
[3]	Details of profit or loss are not disclosed as the 3rd share acquisition of KB Insurance Co., Ltd. occurred on December 29, 2016.

	2017[1]
	Total assets		Total liabilities		Share capital		Equity		Share of net asset amount		Unrealized gains (losses)		Consolidated carrying amount
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	10,908	￦	30	￦	11,000	￦	10,878	￦	1,601	￦	—	￦	1,601
KB GwS Private Securities Investment Trust		505,115		741		425,814		504,374		134,891		(3,471)		131,420
KB-KDBC New Technology Business Investment Fund		7,503		45		7,500		7,458		4,972		—		4,972
KB Star office Private real estate Investment Trust No.1		216,041		120,462		95,000		95,579		20,122		(413)		19,709
Sun Surgery Center Inc		9,579		—		43		9,579		2,682		—		2,682
RAND Bio Science Co., Ltd.		1,876		7		71		1,869		2,000		—		2,000
Balhae Infrastructure Company		836,309		1,800		807,567		834,509		105,190		—		105,190
Bungaejangter Inc.		5,592		3,450		43		2,142		3,484		—		3,484
Aju Good Technology Venture Fund		20,676		250		21,400		20,426		7,856		374		8,230
Acts Co., Ltd.		6,741		6,894		117		(153)		500		—		500
SY Auto Capital Co., Ltd.		79,845		51,071		20,000		28,774		14,099		(6,029)		8,070
Incheon Bridge Co., Ltd.		646,811		754,900		61,096		(108,089)		(16,202)		16,202		—
Big Dipper Co., Ltd.		1,138		30		1,500		1,108		325		115		440
Builton Co., Ltd.		1,418		808		321		610		800		—		800
A-PRO Co., Ltd.		8,692		5,681		43		3,011		1,500		—		1,500
Inno Lending Co., Ltd.		1,184		28		2,000		1,156		230		—		230
Paycoms Co., Ltd.		1,898		1,374		810		524		800		—		800
Food Factory Co., Ltd.		3,501		3,552		—		(51)		1,000		—		1,000
KB IGen Private Equity Fund No. 1		7,666		9		11,230		7,657		3		—		3
KB No.8 Special Purpose Acquisition Company		22,920		2,369		1,031		20,551		20		—		20
KB No.9 Special Purpose Acquisition Company		29,963		2,566		1,382		27,397		31		—		31
KB No.10 Special Purpose Acquisition Company		11,858		1,675		521		10,183		20		—		20
KB No.11 Special Purpose Acquisition Company		6,730		717		321		6,013		19		—		19
KB Private Equity Fund III		50,357		—		51,000		50,357		7,899		—		7,899
Korea Credit Bureau Co., Ltd.		75,504		19,323		10,000		56,181		5,056		—		5,056
KoFC KBIC Frontier Champ 2010-5(PEF)		15,017		3		12,970		15,014		7,506		(386)		7,120
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		70,166		1,315		51,880		68,851		17,213		—		17,213
Keystone-Hyundai Securities No. 1 Private Equity Fund		170,155		133,034		34,114		37,121		1,761		—		1,761
POSCO-KB Shipbuilding Fund		7,752		247		8,000		7,505		2,345		—		2,345
Hyundai-Tongyang Agrifood Private Equity Fund		2,466		339		320		2,127		543		—		543

	2017[1]
	Operating income		Profit (loss)		Other comprehensive income		Total comprehensive income		Dividends
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	394	￦	(60)	￦	(62)	￦	(122)	￦	—
KB GwS Private Securities Investment Trust		35,002		34,004		—		34,004		7,350
KB-KDBC New Technology Business Investment Fund		3		(42)		—		(42)		—
KB Star office Private real estate Investment Trust No.1		13,071		5,684		—		5,684		1,295
Sun Surgery Center Inc.		—		—		—		—		—
RAND Bio Science Co., Ltd.		—		(607)		—		(607)		—
Balhae Infrastructure Company		113,441		104,942		—		104,942		12,842
Bungaejangter Inc.		406		48		—		48		—
Aju Good Technology Venture Fund		660		(841)		—		(841)		—
Acts Co., Ltd.		3,537		(578)		—		(578)		—
SY Auto Capital Co., Ltd.		15,783		2,490		(27)		2,463		—
Incheon Bridge Co., Ltd.		90,691		(8,719)		—		(8,719)		—
Big Dipper Co., Ltd.		140		(392)		—		(392)		—
Builton Co., Ltd.		1,433		58		—		58		—
A-PRO Co., Ltd.		12,226		661		—		661		—
Inno Lending Co., Ltd.		(751)		(749)		—		(749)		—
Paycoms Co., Ltd.		303		(170)		—		(170)		—
Food Factory Co., Ltd.		3,324		(1,036)		—		(1,036)		—
KB IGen Private Equity Fund No. 1		—		172		—		172		—
KB No.8 Special Purpose Acquisition Company		—		73		—		73		—
KB No.9 Special Purpose Acquisition Company		—		223		—		223		—
KB No.10 Special Purpose Acquisition Company		—		29		—		29		—
KB No.11 Special Purpose Acquisition Company		—		(262)		—		(262)		—
KB Private Equity Fund III		—		(545)		—		(545)		—
Korea Credit Bureau Co., Ltd.		68,750		3,580		—		3,580		149
KoFC KBIC Frontier Champ 2010-5(PEF)		2,728		(294)		142		(152)		—
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		21,916		8,624		129		8,753		—
Keystone-Hyundai Securities No. 1 Private Equity Fund		5,391		(1,507)		—		(1,507)		—
POSCO-KB Shipbuilding Fund		23		(495)		—		(495)		—
Hyundai-Tongyang Agrifood Private Equity Fund		4,159		3,231		—		3,231		407

[1]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.

Changes in investments in associates and joint ventures for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other- comprehensive income		Others		Ending
	(In millions of Korean won)
Associates
KB Insurance Co., Ltd.[1]	￦	1,077,014	￦	170,625	￦	—	￦	(7,989)	￦	160,954	￦	(8,410)	￦	—	￦	1,392,194
Hyundai Securities Co., Ltd.[6]		—		1,349,150		(1,459,604)		—		112,931		(2,477)		—		—
Balhae Infrastructure Fund		128,275		4,727		—		(5,654)		5,852		—		—		133,200
Korea Credit Bureau Co., Ltd.		4,580		—		—		(135)		408		—		—		4,853
UAMCO., Ltd.		129,707		—		(101,740)		(26,961)		(1,006)		—		—		—
JSC Bank CenterCredit		—		—		—		(1)		1		—		—		—
KoFC KBIC Frontier Champ 2010-5(PEF)		25,508		—		(2,900)		—		916		1,195		—		24,719
United PF 1st Recovery Private Equity Fund		183,117		—		(190,863)		—		7,746		—		—		—
KB GwS Private Securities Investment Trust		127,539		—		—		(7,355)		9,494		—		—		129,678
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		28,470		3,751		(12,000)		—		4,578		(10)		—		24,789
Incheon Bridge Co., Ltd.		—		—		—		—		728		—		—		728
Terra Co., Ltd.		21		—		—		—		7		—		—		28
MJT&I Co., Ltd.		149		—		—		—		83		—		—		232
Jungdong Steel Co., Ltd.		33		—		—		—		(33)		—		—		—
Shinhwa Underwear Co., Ltd.		56		—		—		—		47		—		—		103
Aju Good Technology Venture Fund		—		2,000		(2)		—		—		—		—		1,998
KB Star office Private real estate Investment Trust No.1		19,915		—		—		(1,679)		1,571		—		—		19,807
KBIC Private Equity Fund No. 3		2,348		—		—		—		48		—		—		2,396
Sawnics Co., Ltd.		1,397		—		(1,223)		—		(174)		—		—		—
RAND Bio Science Co., Ltd.		—		2,000		—		—		—		—		—		2,000
isMedia Co. Ltd		—		3,978		—		—		—		—		—		3,978
KB No.5 Special Purpose Acquisition Company		20		—		(20)		—		—		—		—		—
KB No.6 Special Purpose Acquisition Company		78		—		(78)		—		—		—		—		—
KB No.7 Special Purpose Acquisition Company		88		—		(88)		—		—		—		—		—
KB No.8 Special Purpose Acquisition Company		19		—		—		—		—		—		—		19
KB No.9 Special Purpose Acquisition Company[2]		15		4,082		(4,074)		—		—		—		8		31
KB No.10 Special Purpose Acquisition Company[3]		—		10		—		—		—		—		10		20
KB No.11 Special Purpose Acquisition Company		—		10		—		—		(1)		4		—		13
KB-Glenwood Private Equity Fund		10		—		—		—		—		—		—		10
IMM Investment 5th PRIVATE EQUITY FUND		—		10,000		—		—		(1)		—		—		9,999
KB Private Equity Fund III		—		8,000		—		—		—		—		—		8,000
Hyundai-Tongyang Agrifood Private Equity Fund[5]		—		—		—		—		(688)		—		4,645		3,957
Keystone-Hyundai Securities No. 1 Private Equity Fund[4]		—		—		—		—		(3)		11		1,842		1,850
Inno Lending Co., Ltd.		—		398		—		—		(20)		—		—		378
SY Auto Capital Co., Ltd.		9,481		—		—		—		(3,788)		—		—		5,693

Total	￦	1,737,840	￦	1,558,731	￦	(1,772,592)	￦	(49,774)	￦	299,650	￦	(9,687)	￦	6,505	￦	1,770,673

[1]	Among the gain on valuation of equity method investments, ￦75,097 million includes the gains on bargain purchase
[2]	Other gain of KB No.9 Special Purpose Acquisition Company amounting to ￦8 million represents the changes in interests due to unequal share capital increase in the associate.
[3]	Other gain of KB No.10 Special Purpose Acquisition Company amounting to ￦10 million represents the changes in interests due to unequal share capital increase in the associate.
[4]	Other gain of Keystone-Hyundai Securities No. 1 Private Equity Fund amounting ￦1,842 million represents the Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope.
[5]	Other gain of Hyundai-Tongyang Agrifood Private Equity Fund amounting ￦4,645 million represents the Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope.
[6]	Hyundai Securities Co., Ltd. is included as a subsidiary in fourth quarter, 2016.
[7]	Loss on disposal of investments in associates for the year ended December 31, 2016, amounts to ￦18,812 million.

	2017
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other- comprehen- sive income		Others		Ending
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	—	￦	1,671	￦	—	￦	—	￦	(60)	￦	(10)	￦	—	￦	1,601
KB GwS Private Securities Investment Trust		129,678		—		—		(7,350)		9,092		—		—		131,420
KB-KDBC New Technology Business Investment Fund		—		5,000		—		—		(28)		—		—		4,972
KB Star office Private real estate Investment Trust No.1		19,807		—		—		(1,295)		1,197		—		—		19,709
Sun Surgery Center Inc.		—		2,682		—		—		—		—		—		2,682
Kyobo 7 Special Purpose Acquisition Co., Ltd.		—		10		(10)		—		—		—		—		—
RAND Bio Science Co., Ltd.		2,000		—		—		—		—		—		—		2,000
Balhae Infrastructure Company		133,200		806		(29,202)		(12,842)		13,228		—		—		105,190
Bungaejanter Inc.		—		3,484		—		—		—		—		—		3,484
IMM Investment 5th PRIVATE EQUITY FUND		9,999		25,200		(35,185)		—		(14)		—		—		—
Aju Good Technology Venture Fund		1,998		6,232		—		—		—		—		—		8,230
Acts Co., Ltd.		—		500		—		—		—		—		—		500
SY Auto Capital Co., Ltd.		5,693		—		—		—		2,390		(13)		—		8,070
isMedia Co. Ltd		3,978		—		(5,409)		—		1,431		—		—		—
Incheon Bridge Co., Ltd.		728		—		(728)		—		—		—		—		—
KB Insurance Co., Ltd.[1]		1,392,194		—		(1,417,397)		(15,884)		38,873		2,214		—		—
Kendae Co., Ltd.		—		—		—		—		127		—		—		127
Big Dipper Co., Ltd.		—		440		—		—		—		—		—		440
Builton Co., Ltd.		—		800		—		—		—		—		—		800
Shinhwa Underwear Co., Ltd.		103		—		—		—		35		—		—		138
A-PRO Co., Ltd.		—		1,500		—		—		—		—		—		1,500
MJT&I Co., Ltd.		232		—		—		—		(105)		—		—		127
Inno Lending Co., Ltd.		378		—		—		—		(148)		—		—		230
Korbi Co., Ltd.		—		750		(750)		—		—		—		—		—
Terra Co., Ltd.		28		—		—		—		(8)		—		—		20
Paycoms Co., Ltd.		—		800		—		—		—		—		—		800
Food Factory Co., Ltd.		—		1,000		—		—		—		—		—		1,000
KBIC Private Equity Fund No. 3		2,396		—		(2,763)		—		367		—		—		—
KB IGen Private Equity Fund No. 1		10		—		(7)		—		—		—		—		3
KB No.8 Special Purpose Acquisition Company		19		—		—		—		1		—		—		20
KB No.9 Special Purpose Acquisition Company		31		—		—		—		—		—		—		31
KB No.10 Special Purpose Acquisition Company		20		—		—		—		—		—		—		20
KB No.11 Special Purpose Acquisition Company[2]		13		—		—		—		(2)		(3)		11		19
KB Private Equity Fund III		8,000		—		—		—		(101)		—		—		7,899
Korea Credit Bureau Co., Ltd.		4,853		—		—		(149)		352		—		—		5,056
KoFC KBIC Frontier Champ 2010-5(PEF)		24,719		—		(17,500)		—		(170)		71		—		7,120
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		24,789		—		(9,730)		—		2,121		33		—		17,213
Keystone-Hyundai Securities No. 1 Private Equity Fund		1,850		—		—		—		(85)		(4)		—		1,761
POSCO-KB Shipbuilding Fund		—		2,500		—		—		(155)		—		—		2,345
Hyundai-Tongyang Agrifood Private Equity Fund		3,957		—		(3,830)		(407)		823		—		—		543

Total	￦	1,770,673	￦	53,375	￦	(1,522,511)	￦	(37,927)	￦	69,161	￦	2,288	￦	11	￦	335,070

[1]	KB Insurance Co., Ltd. is included as a subsidiary in the second quarter of 2017.
[2]	Other gain of KB No.11 Special Purpose Acquisition Company amounting to ￦11 million represents the changes in interests due to unequal share capital increase in the associate.
[3]	Gain on disposal of investments in associates and joint ventures for year ended December 31, 2017, amounts to ￦15,113 million.

Accumulated unrecognized share of losses in investments in associates and joint ventures due to discontinuation of applying the equity method for the years ended December 31, 2016 and 2017, are as follows:

	2016				2017
	Unrecognized loss		Accumulated unrecognized loss		Unrecognized loss		Accumulated unrecognized loss
	(In millions of Korean won)
Doosung Metal Co., Ltd	￦	5	￦	54	￦	(31)	￦	23
Incheon Bridge Co., Ltd.		(1,879)		—		16,202		16,202
Jungdong Steel Co., Ltd.		476		476		13		489
Dpaps Co., Ltd.		188		188		(4)		184
Shinla Construction Co., Ltd.		27		175		7		183
Ejade Co., Ltd.		1,112		1,112		(1,118)		—
JSC Bank CenterCredit		5,308		108,761		(108,761)		—
Myeongwon Tech Co., Ltd		(43)		—		—		—